Government Assistance	3 Months Ended
Mar. 31, 2021
Government Assistance
Government Assistance

12. Government Assistance

The government of Canada is currently providing funding through the Canada Emergency Wage Subsidy (“CEWS”) program in order to provide financial relief to Canadian businesses affected by COVID-19. The CEWS program provides a reimbursement of salaries for eligible employers based on the decrease in revenues. During the three month ended March 31, 2021, the Company recognized CEWS of $21,704 ($27,534 CDN) as a reduction in general and administrative on the condensed consolidated statements of Operations.